SUBSEQUENT EVENT (Details Textual) - AccorHotels [Member] - Subsequent Event [Member]	1 Months Ended
Jan. 31, 2016 shares
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	29.30%
Stock Issued During Period, Shares, Acquisitions	24,895,543
Stock Issued Percentage For Acquisitions	9.00%
Business Acquisition, Percentage of Voting Interests Acquired	100.00%